Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2018	4,016,653	$0.54
Options granted	395,000	0.37
Options cancelled/expired	(46,250)	2.51

Balance at March 31, 2018	4,365,403	$0.35
Exercisable, March 31, 2018	3,261,984	$0.52
Vested and expected to vest	4,093,196	$0.50

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2017	3,663,716	$0.54
Options granted	551,583	0.45
Options exercised	(123,646)	0.41
Options cancelled/expired	(75,000)	0.47

Balance at December 31, 2017	4,016,653	$0.54
Exercisable, December 31, 2017	2,964,278	$0.56
Vested and expected to vest	3,765,395	$0.54

Summary Of Stock Options Outstanding And Exercisable

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.25 to $0.50	3,062,153	7.13	$0.40	2,163,696	6.52	$0.38
$0.51 to $1.09	795,750	4.99	0.77	641,832	4.18	0.80
$1.10 to $2.99	95,000	3.37	1.20	95,000	3.37	1.20
$3.00 to $3.29	63,750	0.35	3.28	63,750	0.35	3.28

	4,016,653	6.51	0.54	2,964,278	5.78	0.56

Summary Of Stock-Based Compensation Expense

	Three months ended March 31,
	2018	2017
Type of awards:
Stock options	$31	$42
Restricted stock	18	—

	$49	$42

Income statement account:
Selling and marketing	$15	$16
General and administrative	34	26

	$49	$42

	Year Ended December 31,
	2017	2016
Income statement account:
Selling and marketing	$60	$49
General and administrative	127	158

	$187	$207

Summary Of Weighted-Average Assumptions

	Three months ended March 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	67.0%	74.0%
Risk-free interest rate	2.6%	2.0%
Expected term (in years)	5.6 years	5.2 years
Weighted-average grant date fair-value	$0.23	$0.28

	Year Ended December 31,
	2017	2016
Expected dividend yield	—	—
Expected stock price volatility	72.2%	80.2%
Risk-free interest rate	1.9%	1.7%
Expected term (in years)	5.3 years	5.8 years
Weighted-average grant date fair-value	$0.28	$0.33

Summary Of Restricted Stock Activity

	Restricted Shares	Weighted- Average Grant Date Fair Value	Weighted- Average Contractual Life
Non-vested restricted stock at January 1, 2018	—	$—
Granted	202,705	0.37

Non-vested restricted stock at March 31, 2018	202,705	$0.37	9.8 years